Equity (Details) - Schedule of activity shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of activity shares [Abstract]
Issued as of beginning of period	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares
Issuance of outstanding shares
Stock options exercised
Issued as of end of period	188,446,126,794	188,446,126,794	188,446,126,794